Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended				12 Months Ended
	Dec. 13, 2017	Oct. 14, 2016	Dec. 31, 2015	Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Aug. 11, 2017
Concentration of Credit Risk
Federal depository insurance coverage				$ 250,000		$ 250,000				$ 250,000				$ 250,000
Offering Costs
Offering Costs														833,589
Deferred underwriting commission														10,850,000
Fair Value Measurement
Investment and cash held in Trust Account				311,697,781						311,697,781
Total				311,697,781						311,697,781
Net Income (Loss) Per Share
Net loss			$ (25,162)	(2,117,003)		$ (178,156)	$ (14,492)	$ (500)	$ (15,550)	(1,595,806)		$ (30,542)		$ (208,698)
Less: Income attributable to ordinary shares subject to redemption				(693,179)						(1,598,724)
Adjusted net loss				$ (2,810,182)						$ (3,194,530)
Weighted Average Number of Shares Outstanding, Basic and Diluted			7,500,000 [1]	9,278,550	[2]	7,919,906	7,500,000	7,500,000	7,500,000	9,259,196	[2]	7,500,000	[2]	7,919,906 [1]
Earnings Per Share, Basic and Diluted			$ 0.00	$ (0.30)		$ (0.02)	$ 0.00	$ 0.00	$ 0.00	$ (0.35)		$ 0.00		$ (0.03)
Income Taxes
Unrecognized tax benefits				$ 0		$ 0				$ 0				$ 0
Subsequent events
Promissory note amount															$ 300,000
Subsequent Event
Subsequent events
Amount borrowed on sponsor note	$ 100,000
Fair Value, Inputs, Level 1
Fair Value Measurement
Investment and cash held in Trust Account				311,697,781						311,697,781
Total				$ 311,697,781						$ 311,697,781
Class A
Net Income (Loss) Per Share
Outstanding warrants to purchase Class A Shares										23,700,000				23,700,000
Ordinary shares subject to possible redemption										29,191,301				29,510,755
IPO
Offering Costs
Offering Costs		$ 833,589												$ 833,589
Underwriting discounts		6,200,000												6,200,000
Deferred underwriting commission		$ 10,850,000												$ 10,850,000

[1]	Excludes 29,510,755 Class A Shares subject to redemption at December 31, 2016 and an aggregate of up to 1,125,000 Class B Shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters at December 31, 2015 (see Note 6).
[2]	Excludes an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters at September 30. 2016 (see Note 6)